Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Jul. 21, 2014
Equity [Abstract]
Stock Repurchased and Retired During Period, Value	$ 100,048,000
Share repurchase program, amount authorized		100,000,000
Stock Repurchased and Retired During Period, Shares	3,400,000
Additional Paid-in Capital [Member]
Equity [Abstract]
Stock Repurchased and Retired During Period, Value	(31,194,000)
Retained Earnings [Member]
Equity [Abstract]
Stock Repurchased and Retired During Period, Value	$ (68,821,000)